Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

11. SHAREHOLDERS’ EQUITY

During the years ended December 31, 2012, 2011 and 2010, the Company declared and paid dividends of $0.84 per share or $22.5 million, $0.80 per share or $21.1 million and $0.80 per share or $22.5 million, respectively. On January 15, 2013, the Company declared a dividend of $0.22 per share or approximately $6.2 million, including dividend equivalents paid to vested SARs, which was paid on February 20, 2013 to shareholders of record at January 31, 2013.

The Company’s Board of Directors (the “Board”) approved certain share repurchase programs pursuant to which the Company may make share repurchases from time to time in the open market or in privately negotiated transactions. The timing of the repurchases under these programs, as set forth below, may depend on a variety of factors, including market conditions, and the program may be suspended or discontinued at any time prior to the expiration date.

Board Approval Date	Expiration Date	Maximum dollar value of shares that may be purchased under this program	Calendar year shares were purchased	Total number of shares purchased		Average price paid per share
May 3, 2010	May 2011	$30.0 million	2010	1,641,314	(1)	$10.70
			2011	23,135		$12.43
May 3, 2011	May 2012	$30.0 million	2011	43,533		$10.87
May 2, 2012	May 2013	$25.0 million	—	—		—

(1)	Includes 1,411,264 shares that were repurchased from Babcock &Brown at $10.50 per share or $14.8 million.

The Company also made share repurchases outside of these programs. On April 29, 2010, pursuant to a Securities Repurchase Agreement, the Company repurchased 2,011,265 of its shares from Babcock & Brown at a price of $8.78 per share or $17.7 million.

On March 8, 2011, the Company repurchased 1,035,438 of its shares from a third party at a price of $11.93 per share or $12.3 million pursuant to a Stock Purchase Agreement.

On December 28, 2012, Summit and Onex invested $5.0 million and $20.0 million, respectively, for a total of 2,191,060 newly issued common shares of the Company at a price of $11.41 per share. The share price represents a 5% discount to the volume-weighted average price of the Company’s common shares in the five-day period ended November 29, 2012. The shares are subject to lock-up provisions, and the Company has agreed to register these shares with the Securities and Exchange Commission pursuant to a registration rights agreement.

As of December 31, 2012, 2011 and 2010, there were 28,040,305 shares, 25,685,527 shares and 26,707,501 shares outstanding, respectively.